Insurance - Summary of Amounts Arising from Insurance Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of amounts arising from insurance contracts [abstract]
Ceding commissions paid and netted against fee income	$ 92	$ 123	$ 130